Acquisitions, disposals and discontinued operations - Investment in associate (Details) - Fintech company that provides financial services for underbanked customers in Middle East and North Africa region
₽ in Millions, $ in Millions
	1 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2023 RUB (₽)	Sep. 30, 2022 RUB (₽)
Disclosure of associates
Maximum percentage of stake that the company has option to increase	26.00%
Cash consideration transferred	$ 11		₽ 660
Fair value of option received from associate			(333)
Total consideration			327
Net assets acquired:
Intangible assets			408
Accounts receivable			610
Cash and cash equivalents			603
Other assets			25
Debt			(512)
Trade and other payables			(204)
Other liabilities			(57)
Total identifiable net assets at fair value			873
Group's share of net assets acquired			86
Goodwill arising on acquisition			₽ 241
Proportion of ownership interest in associate	9.90%
Proportion of additional ownership interest acquired in associate		3.20%
Cash consideration transferred for additional ownership interest in associate		₽ 315
Goodwill recognised on acquisition of additional ownership interest in associate		₽ 308